Taxation - Schedule of Significant Components of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Tax losses	$ 10,574,640	$ 15,339,438
Allowance for credit losses	1,866,187	1,129,390
Accrued expenses	854,045	483,729
Written-down of inventories	312,247	375,956
Non-deductible education expense	713	733
Advertising costs	200
Lease liabilities	189,650	586,582
Amortization of intangible assets	994,517	1,155,389
Valuation allowance	(14,590,077)	(18,479,549)	$ (3,611,707)
Total deferred tax assets	202,122	591,668
Deferred tax liabilities:
Right-of-use assets	(202,122)	(591,668)
Deferred tax assets, net